Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: August 13, 2008

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	5
Collection Period Beginning Date	7/01/2008
Collection Period Ending Date	7/31/2008
LIBOR Determination Date	7/11/2008
Payment Date	8/15/2008

I DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$89,297,393.67	$23,707,027.20	$65,590,366.47	0.32632	4/15/2009
Class A-2-A Notes	$102,000,000.00	$102,000,000.00	$0.00	$102,000,000.00	1.00000	2/15/2011
Class A-2-B Notes	$143,000,000.00	$143,000,000.00	$0.00	$143,000,000.00	1.00000	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015

Total Securities	$814,825,000.00	$703,122,393.67	$23,707,027.20	$679,415,366.47	0.93496

Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,051,422.03		$2,051,422.03
Net Pool Balance	$820,573,733.90	$716,661,860.28		$692,954,833.08

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$89,297,393.67	$209,940.98
Class A-2-A Notes	3.58000%	$102,000,000.00	$304,300.00
Class A-2-B Notes (1ML + 1.25%)	3.72125%	$143,000,000.00	$456,537.43
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	4.47125%	$30,000,000.00	$115,152.08
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$703,122,393.67	$2,417,207.68

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$117.95	$1.04	$118.99
Class A-2-A Notes	$0.00	$2.98	$2.98
Class A-2-B Notes	$0.00	$3.19	$3.19
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$3.84	$3.84
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: August 13, 2008

II AVAILABLE FUNDS

Interest Collections	$4,685,054.74
Principal Collections	$22,506,561.24
Liquidation Proceeds	$345,804.41
Recoveries	$78,182.80
Total Fees Advanced to Servicer	($35,866.84)

Total Collections	27,579,736.35

Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00

Reserve Account Draw Amount	$0.00

Net Swap Receipt - Class A-2-B	$24,558.26
Net Swap Receipt - Class A-4-B	$0.00

Total Net Swap Receipts	$24,558.26

Total Available Funds	$27,604,294.61

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$298,609.11	$298,609.11	$0.00	$0.00	$27,305,685.51
Net Swap Payment - Class A-2-B	$0.00	$0.00	$0.00	$0.00	$27,305,685.51
Net Swap Payment - Class A-4-B	$6,972.92	$6,972.92	$0.00	$0.00	$27,298,712.59
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$27,298,712.59
Class A-1 Note Interest	$209,940.98	$209,940.98	$0.00	$0.00	$27,088,771.61
Class A-2-A Note Interest	$304,300.00	$304,300.00	$0.00	$0.00	$26,784,471.61
Class A-2-B Note Interest	$456,537.43	$456,537.43	$0.00	$0.00	$26,327,934.18
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$25,795,442.52
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$25,326,467.52
Class A-4-B Note Interest	$115,152.08	$115,152.08	$0.00	$0.00	$25,211,315.43
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$25,211,315.43
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$25,115,234.81
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$25,115,234.81
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$25,011,297.21
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$25,011,297.21
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$24,881,504.91
Fourth Allocation of Principal	$10,167,560.59	$10,167,560.59	$0.00	$0.00	$14,713,944.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,713,944.32
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$1,174,477.71
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$1,174,477.71
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$1,174,477.71
Remaining Funds to Residual Certificateholder	$1,174,477.71	$1,174,477.71	$0.00	$0.00	($0.00)

	$27,604,294.61	$27,604,294.61
Principal Payment:

First Allocation of Principal		$0.00
Second Allocation of Principal		$0.00
Third Allocation of Principal		$0.00
Fourth Allocation of Principal		$10,167,560.59
Regular Principal Distribution Amount		$13,539,466.61

Total		$23,707,027.20

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: August 13, 2008

IV POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$716,661,860.28	$692,954,833.08	0.844476
Number of Receivables Outstanding	50,188	47,125	46,324
Weighted Average Contract Rate	8.2025	8.2164	8.2195
Weighted Average Remaining Term (mos)	57	53	52

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,051,422.03
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,051,422.03
Beginning Reserve Account Balance	$2,051,422.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,051,422.03

VII LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	54	$854,661.55
(Recoveries for Collection Period)	9	$78,182.80

Losses Net of Recoveries for Collection Period	45	$776,478.75
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.09%

Cumulative Losses Net of Recoveries for All Collection Periods	125	1,840,727.65
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.22%

Receivables 30-59 Days Delinquent	298	$5,492,731.23
As % of Ending Pool Balance	0.64%	0.79%

Receivables 60-89 Days Delinquent	87	$1,419,628.46
As % of Ending Pool Balance	0.19%	0.20%

Receivables 90+ Days Delinquent	55	$798,214.44
As % of Ending Pool Balance	0.12%	0.12%

Total Delinquencies	440	$7,710,574.13
As % of Ending Pool Balance	0.95%	1.11%